Average Annual Total Returns (Vanguard European Stock Index Fund ETF)	Vanguard European Stock Index Fund Vanguard European Stock Index Fund - ETF Shares 11/1/2013 - 10/31/2014	Return After Taxes on Distributions Vanguard European Stock Index Fund Vanguard European Stock Index Fund - ETF Shares 11/1/2013 - 10/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard European Stock Index Fund Vanguard European Stock Index Fund - ETF Shares 11/1/2013 - 10/31/2014	Based on Market Value Vanguard European Stock Index Fund Vanguard European Stock Index Fund - ETF Shares 11/1/2013 - 10/31/2014	FTSE Developed Europe Index Vanguard European Stock Index Fund Vanguard European Stock Index Fund - ETF Shares 11/1/2013 - 10/31/2014	MSCI Europe Index Vanguard European Stock Index Fund Vanguard European Stock Index Fund - ETF Shares 11/1/2013 - 10/31/2014	Spliced European Stock Index Vanguard European Stock Index Fund Vanguard European Stock Index Fund - ETF Shares 11/1/2013 - 10/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	(6.56%)	(7.50%)	(2.88%)	(7.08%)	(5.95%)	(6.18%)	(5.95%)
Five Years	5.60%	4.85%	4.49%	5.60%	5.48%	5.28%	5.40%
Since Inception	4.43%	3.74%	3.65%	4.39%	4.65%	4.23%	4.30%